Valkyrie Bitcoin Strategy ETF
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)

	PAR/Shares	Value
U.S. TREASURY BILL: 65.54%
United States Treasury Bill, 4.89%, 8/8/2023 (a)(b)	$20,000,000	$19,897,450
TOTAL U.S. TREASURY BILL (Cost $19,896,825)		19,897,450

MONEY MARKET FUND: 47.29%
First American Treasury Obligations Fund - Class X, 5.04% (c)	14,358,462	14,358,462
TOTAL MONEY MARKET FUND (Cost $14,358,462)		14,358,462

TOTAL INVESTMENTS (Cost $34,255,287): 112.83%		34,255,912
Liabilities in Excess of Other Assets: (12.83)% (d)		(3,896,175)
TOTAL NET ASSETS: 100.00%		$30,359,737

(a)	The rate disclosed is the annualized discount rate as of June 30, 2023.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At June 30, 2023, the value of securities pledged amounted to $12,933,349.
(c)	The rate listed is the 7-day annualized yield as of June 30, 2023.
(d)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At June 30, 2023, the value of these assets totals $7,725,034.

Valkyrie Bitcoin Strategy ETF
Consolidated Schedule of Open Futures Contracts
June 30, 2023 (Unaudited)

				Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Purchase Contracts:
CME Bitcoin Futures	198	July-23	$30,373,200	$45,125	$(262,091)

Valkyrie Bitcoin Strategy ETF
Schedule of Open Reverse Repurchase Agreements
June 30, 2023 (Unaudited)

The following reverse repurchase agreements were open at June 30, 2023:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial Inc.	5.50%	6/30/2023	7/3/2023	$12,680,809	$12,675,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral.
While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Valkyrie Bitcoin Strategy ETF
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Bills	$-	$19,897,450	$-	$19,897,450
Money Market Fund
Money Market Fund	14,368,462	-	-	14,368,462
Total Investments in Securities	$14,368,462	$19,897,450	$-	$34,265,912

Other Financial Instruments*
Futures Contracts
Long	$(216,966)	$-	$-	$(216,966)
Liabilities
Reverse Repurchase Agreement	-	(12,675,000)	-	(12,675,000)
Total Other Financial Instruments	$(216,966)	$(12,675,000)	$-	$(12,891,966)

*The fair value of the Fund’s other financial instruments represents the net unrealized depreciation at June 30, 2023.

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings.